UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-5108

Strong Short-Term Bond Fund, Inc., on behalf of the Strong Short-Term Bond Fund (Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2005

Date of reporting period:  January 31, 2005


Item 1.   Schedule of Investments

Strong Short-Term Bond Fund
January 31, 2005 (Unaudited)
                                                                       Shares or
                                                                       Principal
                                                                         Amount             Value
------------------------------------------------------------------------------------------------------
Corporate Bonds 40.8%
AT&T Corporation Medium-Term Notes, Tranche #16, 8.35%, Due
5/15/25                                                              $ 2,500,000         $  2,556,250
Altria Group, Inc. Notes, 7.20%, Due 2/01/07 (e)                       2,000,000            2,102,088
Ametek, Inc. Senior Notes, 7.20%, Due 7/15/08                          2,000,000            2,166,808
Ball Corporation Senior Notes, 7.75%, Due 8/01/06                      1,200,000            1,257,000
Bank of America Corporation Senior Notes, 5.25%, Due 2/01/07           5,885,000            6,067,370
Bank One Texas Subordinated Notes, Tranche #SB1, 6.25%, Due
2/15/08                                                               10,550,000           11,184,097
Bausch & Lomb, Inc. Senior Notes, 6.95%, Due 11/15/07                  2,300,000            2,438,743
Beaver Valley Funding Corporation Debentures, 8.625%, Due 6/01/07      2,101,000            2,228,379
British Sky Broadcasting Group PLC Yankee Notes, 8.20%, Due
7/15/09                                                                3,150,000            3,632,867
Cendant Corporation Senior Notes, 6.25%, Due 1/15/08 (e)               2,375,000            2,520,673
Citizens Communications Company Debentures, 7.60%, Due 6/01/06         2,500,000            2,618,750
Clear Channel Communications, Inc. Senior Notes:
      6.00%, Due 11/01/06                                              1,800,000            1,859,486
      8.00%, Due 11/01/08                                              2,485,000            2,764,100
Comcast Corporation Senior Subordinated Notes, 10.50%, Due
6/15/06                                                                3,425,000            3,717,180
Consumers Energy Company First Mortgage Notes, 6.25%, Due 9/15/06      2,700,000            2,806,731
Countrywide Home Loans, Inc. Notes, Series K, 5.625%, Due 5/15/07      4,810,000            4,998,523
Cox Communications, Inc. Notes, 7.75%, Due 8/15/06 (e)                 3,230,000            3,414,058
Credit Suisse First Boston USA, Inc. Notes, 4.625%, Due 1/15/08        3,500,000            3,566,675
Custom Repackaged Asset Vehicle Trusts - Wal-Mart Credit-Linked
Trust Certificates, Series 1996-401, 7.35%, Due 7/17/06
(Acquired 10/16/96; Cost $1,001,706) (b) (d)                           1,004,801            1,041,644
Custom Repackaged Asset Vehicle Trusts - Walt Disney
Credit-Linked Trust Certificates, Series 1996-403, 7.20%, Due
1/10/07 (Acquired 12/18/96; Cost $1,208,297) (b) (d)                   1,209,095            1,266,892
DaimlerChrysler North America Holding Corporation Notes, 4.75%,
Due 1/15/08                                                            5,400,000            5,494,505
Deutsche Telekom International Finance BV Yankee Notes, 3.875%,
Due 7/22/08                                                            2,950,000            2,932,377
Encana Corporation Yankee Notes, 4.60%, Due 8/15/09 (e)                2,490,000            2,531,615
Fresenius Medical Care Capital Trust II Units, 7.875%, Due
2/01/08                                                                2,000,000            2,155,000
GTE Hawaiian Telephone Debentures, Series A, 7.00%, Due 2/01/06        3,000,000            3,079,350
General Electric Capital Corporation Notes, 3.50%, Due 5/01/08        12,000,000           11,876,376
General Mills, Inc. Notes, 3.875%, Due 11/30/07 (e)                    4,700,000            4,695,671
General Motors Acceptance Corporation Notes, 7.75%, Due 1/19/10        2,800,000            2,944,180
Georgia-Pacific Corporation Senior Notes, 7.50%, Due 5/15/06           2,000,000            2,092,500
HCA, Inc. Notes, 7.125%, Due 6/01/06                                   2,650,000            2,755,173
Hertz Corporation Senior Notes, 4.70%, Due 10/02/06                    2,850,000            2,861,665
Highwoods Realty LP Notes, 7.00%, Due 12/01/06                         2,000,000            2,083,716
Household International, Inc. Senior Notes, 8.875%, Due 2/15/06        2,365,000            2,490,220
Huntington Capital I Variable Rate Capital Income Securities,
2.86%, Due 2/01/27                                                     5,000,000            4,718,210
Kreditanstalt Fur Wiederaufbau Global Notes 3.50%, Due 3/14/08         5,360,000            5,338,249
Kroger Company Senior Notes, 7.625%, Due 9/15/06                       2,750,000            2,915,641
Lennar Corporation Senior Notes, Series B, 9.95%, Due 5/01/10          2,145,000            2,289,446
Liberty Media Corporation Variable Rate Senior Notes, 3.99%, Due
9/17/06                                                                4,850,000            4,907,909
MGM Mirage, Inc. Notes, 6.75%, Due 2/01/08                             2,000,000            2,100,000
Media General, Inc. Notes, 6.95%, Due 9/01/06                          2,000,000            2,086,080
Plains All American Pipeline LP Senior Notes, 4.75%, Due 8/15/09
(b)                                                                    1,800,000            1,820,077
Port Arthur Financial Corporation Guaranteed Senior Secured
Notes, Series A, 12.50%, Due 1/15/09                                     764,000              897,700
Principal Life Global Funding I Medium-Term Notes (b):
      Tranche #12, 5.125%, Due 6/28/07                                 5,000,000            5,136,290
      Tranche #25, 2.80%, Due 6/26/08                                  5,000,000            4,804,430
Protective Life United States Trust Agreement-Backed Notes,
5.875%, Due 8/15/06 (b)                                                7,000,000            7,239,183
Prudential Financial, Inc. Senior Notes, 4.104%, Due 11/15/06          1,650,000            1,664,688
Raytheon Company Notes, 6.75%, Due 8/15/07                             3,125,000            3,343,719
Ryland Group, Inc. Senior Notes, 9.75%, Due 9/01/10                    1,637,000            1,781,973
SBC Communications, Inc. Notes, 4.125%, Due 9/15/09                    2,100,000            2,087,194
Safeway, Inc. Notes, 6.15%, Due 3/01/06                                4,000,000            4,112,176
Southern California Edison Company First Mortgage Notes, 8.00%,
Due 2/15/07 (e)                                                          736,000              796,600
Sprint Capital Corporation Notes, 6.125%, Due 11/15/08 (e)             3,000,000            3,200,820
Star Capital Trust I Floating Rate Securities, 3.255%, Due
6/15/27                                                                5,000,000            4,956,275
TCI Communications, Inc. Notes, 6.875%, Due 2/15/06                    2,399,000            2,481,267
Telus Corporation Yankee Notes, 7.50%, Due 6/01/07                     2,750,000            2,970,979
Time Warner Entertainment Company LP Senior Debentures, 7.25%,
Due 9/01/08 (e)                                                        5,100,000            5,620,236
Tricon Global Restaurants, Inc. Senior Notes, 7.65%, Due 5/15/08       2,500,000            2,775,563
Union Pacific Corporation Notes, 5.75%, Due 10/15/07                   2,500,000            2,622,815
United States Steel LLC Senior Notes, 10.75%, Due 8/01/08              1,000,000            1,187,500
Univision Communications, Inc. Senior Notes, 2.875%, Due 10/15/06      2,390,000            2,352,785
Verizon Global Funding Corporation Notes, 4.00%, Due 1/15/08           6,205,000            6,237,328
Wal-Mart Stores, Inc. Notes, 3.375%, Due 10/01/08                     10,485,000           10,326,163
Waste Management, Inc. Senior Notes, 6.50%, Due 11/15/08               3,470,000            3,762,358
Wellpoint Health Networks, Inc. Notes, 6.375%, Due 6/15/06             2,750,000            2,853,953
------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $220,105,368)                                                 221,588,269
------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities  30.9%
Aames Mortgage Trust Variable Rate Mortgage Pass-Thru
Certificates, Series 2003-1, Class M1, 3.21%, Due 10/25/33             5,000,000            5,000,977
Accredited Mortgage Loan Trust Variable Rate Pass-Thru
Certificates, Series 2004-3, Class 1A2, 3.44%, Due 10/25/34            6,000,000            5,938,828
Asset Securitization Corporation Commercial Mortgage Pass-Thru
Certificates, Series 1995-MD4, Class A-1, 7.10%, Due 8/13/29           7,649,233            7,872,456
Banc of America Commercial Mortgage, Inc. Interest Only
Asset-Backed Certificates, Series 2001-PB1, Class XP, 1.5253%,
Due 5/11/35 (b)                                                       37,000,000            2,912,784
Bank of America Mortgage Securities, Inc. Variable Rate
Pass-Thru Certificates, Series 2002-K, Class 3A-1, 7.0822%, Due
10/20/32                                                                 873,334              889,504
Bank One Issuance Trust Floating Rate Notes, Series 2004-B1,
Class B1, 2.91%, Due 3/15/12                                           3,600,000            3,623,450
Bear Stearns Structured Products, Inc. Principal Only Notes,
Series 2003-2, Class A, Zero %, Due 6/25/29 (Acquired 7/11/03;
Cost $134,410) (b) (d)                                                   142,990              137,583
CWABS, Inc. Variable Rate Revolving Home Equity Loan
Asset-Backed Notes:
      Series 2002-C, Class A, 2.83%, Due 5/15/28                       3,255,701            3,260,039
      Series 2004-Q, Class 2A, 2.89%, Due 12/15/33                     5,312,011            5,318,443
Chase Funding Trust Variable Rate Mortgage Loan Asset-Backed
Certificates, Series 2003-5, Class IIM-1, 3.13%, Due 5/25/33           2,000,000            2,000,000
Citigroup Mortgage Loan Trust Variable Rate Pass-Thru
Certificates, Series 2004-HYB4, Class A-IA, 2.86%, Due 12/25/34        2,944,940            2,944,940
Collateralized Mortgage Obligation Trust 47, Class E, Principal
Only, Zero %, Due 9/01/18                                                508,689              506,375
ContiMortgage Home Equity Loan Trust Interest Only Senior Strip
Certificates, Series 1996-2, Class IO, 0.5363%, Due 7/15/27 (d)       10,316,382                1,612
ContiSecurities Residual Corporation ContiMortgage Net Interest
Margin Notes, Series 1997-A, 7.23%, Due 7/16/28 (d)                    2,580,691                  403
Countrywide Home Equity Loan Trust Variable Rate Asset-Backed
Notes, Series 2004-I, Class A, 2.88%, Due 2/15/34                      1,768,340            1,774,613
Countrywide Home Loans Inc. Variable Rate Mortgage Pass-Thru
Certificates:
      Series 2001-HYB1, Class 2A1, 4.7133%, Due 6/19/31                2,169,958            2,186,232
      Series 2004-20, Class 3A1, 4.1622%, Due 9/25/34                  1,212,216            1,253,128
Countrywide Variable Rate Asset-Backed Certificates, Series
2004-7, Class AF1, 2.73%, Due 10/25/22                                 3,700,294            3,703,878
Credit Suisse First Boston Mortgage Securities Corporation
Commercial Mortgage Pass-Thru Certificates, Series 1997-C2,
Class A-2, 6.52%, Due 1/17/35                                          1,117,334            1,145,502
Credit Suisse First Boston Mortgage Securities Corporation
Interest Only Variable Rate Mortgage Pass-Thru Certificates,
Series 2001-CK6, Class ACP, 0.9332%, Due 8/15/36                      43,014,000            1,450,337
DLJ Commercial Mortgage Corporation Pass-Thru Certificates,
Series 2000-CF1, Class A1A, 7.45%, Due 6/10/33                         3,233,692            3,334,285
Drexel Burnham Lambert Collateralized Mortgage Obligation Trust,
Series T, Class T-4, 8.45%, Due 9/20/19                                1,188,445            1,193,135
Eastman Hill Funding 1, Ltd. Interest Only Bonds, Series 1A,
Class A2, 0.834%, Due 9/29/31(d)                                      59,572,916            1,668,042
Equifirst Mortgage Loan Trust Variable Rate Asset-Backed
Certificates, Series 2003-2, Class III-A3, 2.47%, Due 9/25/33          7,455,077            7,445,903
Fleet Commercial Loan Master LLC Variable Rate Asset-Backed
Notes, Series 2000-1A, Class B2, 2.87%, Due 11/16/07 (b)               3,000,000            3,001,406
GE Capital Commercial Mortgage Corporation Interest Only
Variable Rate Pass-Thru Certificates (b):
      Series 2001-1, Class X-2, 0.9536%, Due 5/15/33                 100,000,000            2,965,960
      Series 2001-2, Class X-2, 1.0141%, Due 8/11/33                  75,000,000            2,835,938
GMAC Commercial Mortgage Securities, Inc. Interest Only Floating
Rate Mortgage Pass-Thru Certificates, Series 2001-C2, Class X-2,
0.6863%, Due 4/15/34 (b)                                              67,720,000            1,792,284
GMAC Commercial Mortgage Securities, Inc. Pass-Thru
Certificates, Series 2000-C2, Class A1, 7.273%, Due 8/16/33            6,869,462            7,242,913
GMBS, Inc. Countrywide Funding Certificates, Series 1990-1,
Class Z, 9.25%, Due 1/28/20                                              211,393              211,053
GS Mortgage Securities Corporation Variable Rate Asset-Backed
Certificates, Series 2004-7, Class AV1, 2.71%, Due 6/25/34             3,599,520            3,600,888
GS Mortgage Securities Corporation Variable Rate Mortgage
Participation Securities, Series 1998-1, Class A, 8.0%, Due
9/19/27 (b)                                                            1,737,821            1,866,725
GS Mortgage Securities Corporation Variable Rate Pass-Thru
Certificates:
      Series 2004-4, Class 1AF, 2.93%, Due 6/25/34 (b)                 3,955,642            3,953,399
      Series 2004-4, Class 2A1, 4.1727%, Due 6/25/34                   3,907,223            3,988,228
      Series 2004-4, Class 2A2, 5.216%, Due 4/25/32                    1,877,153            1,896,629
Golden National Mortgage Asset-Backed Certificates, Series
1998-GNI, Class M-2, 8.02%, Due 2/25/27 (d)                              663,005              661,987
Green Tree Home Equity Loan Trust Pass-Thru Certificates, Series
1999-C, Class M1, 7.77%, Due 7/15/30                                     857,432              864,217
Green Tree Home Improvement Loan Trust Home Equity Loan
Certificates, Series 1998-E, Class M-2, 7.27%, Due 6/15/28             6,500,000            6,628,812
Greenwich Capital Commercial Funding Corporation Mortgage
Pass-Thru Certificates, Series 2004-GG1, Class A-2, 3.835%, Due
6/10/36                                                                5,500,000            5,480,234
Home Equity Asset Trust Variable Rate Pass-Thru Certificates,
Series 2003-6, Class M1, 3.23%, Due 2/25/34                            3,000,000            3,018,744
Indymac Index Mortgage Loan Trust Variable Rate Interest Only
Pass-Thru Certificates, Series 2004-AR8, Class AX1, 0.80%, Due
11/25/34                                                             160,621,541            2,050,013
JP Morgan Chase Commercial Mortgage Securities Corporation
Interest Only Mortgage Pass-Thru Certificates, Series 2001-CIB2,
Class X2, 0.9964%, Due 4/15/35 (b)                                   125,000,000            4,050,513
Morgan Stanley Capital I, Inc. Interest Only Variable Rate
Commercial Mortgage Pass-Thru Certificates, Series 1999-WF1,
Class X, 0.7944%, Due 11/15/31 (b)                                    78,251,371            2,240,525
Preferred Term Securities XV Variable Rate Yankee Notes,
4.0713%, Due 9/26/34 (b)                                               2,915,000            2,915,114
Railcar Leasing LLC Senior Secured Notes, Series 1, Class A-1,
6.75%, Due 7/15/06 (b)                                                 5,596,945            5,746,467
Residential Asset Mortgage Products, Inc. Asset-Backed Pass-Thru
Certificates, Series 2003-RZ5, Class A2, 3.18%, Due 3/25/27            2,000,000            1,995,182
Residential Asset Securities Corporation Floating Rate
Certificates, Series 2001-KS1, Class AII, 2.765%, Due 3/25/32            901,575              902,885
Residential Finance LP / Residential Finance De Corporation
Variable Rate Real Estate Certificates, Series 2003-C, Class
B-3, 3.99%, Due 9/10/35 (b)                                            5,891,332            5,994,430
Rural Housing Trust 1987-1 Senior Mortgage Pass-Thru
Subordinated Certificates, Class 3B, 7.33%, Due 4/01/26                1,973,092            1,975,906
Salomon Brothers Mortgage Securities VI, Inc. Stripped Coupon
Mortgage Pass-Thru Certificates, Series 1987-3, Class A,
Principal Only, Zero %, Due 10/23/17                                     283,918              260,975
Small Business Administration Guaranteed Loan Interest Only
Variable Rate Certificates, Group #0190, 3.1109%, Due 7/30/18 (d)      2,976,191               84,635
Structured Asset Investment Loan Trust Variable Rate Mortgage
Pass-Thru Certificates, Series 2003-BC3, Class M1, 3.48%, Due
4/25/33                                                                3,500,000            3,521,328
Structured Asset Securities Corporation Floating Rate Mortgage
Pass-Thru Certificates:
      Series 1998-RF2, Class A, 8.5452%, Due 7/15/27 (b)               6,089,710            6,381,588
      Series 2002-8A, Class 3-A, 5.5753%, Due 5/25/32                    949,496              951,955
Structured Asset Securities Corporation Variable Rate Mortgage
Pass-Thru Certificates, Series 2003-BC 10, Class M1, 3.28%, Due
10/25/33                                                               4,000,000            4,002,322
Structured Mortgage Asset Residential Trust Pass-Thru
Certificates, Series 1992-5, Class BO, Principal Only, Zero %,
Due 6/25/23 (d)                                                           22,408               20,752
Terwin Mortgage Trust Variable Rate Asset-Backed Certificates,
Series 2004-21HE, Class 1-A1, 3.01%, Due 12/25/34                      1,632,923            1,632,923
Washington Mutual Mortgage Securities Corporation Mortgage
Pass-Thru Certificates:
      Series 2002-AR10, Class A6, 4.816%, Due 10/25/32                 1,640,750            1,641,736
      Series 2002-AR15, Class A5, 4.38%, Due 12/25/32                  1,638,055            1,643,574
Washington Mutual Variable Rate Mortgage Pass-Thru Certificates,
Series 2003-AR7, Class A5, 3.066%, Due 8/25/33                         2,787,000            2,733,561
Wilshire Funding Corporation Adjustable Rate Mortgage-Backed
Certificates (d):
      Series 1996-3, Class M2, 6.1116%, Due 8/25/32                      767,157              766,175
      Series 1996-3, Class M3, 6.1116%, Due 8/25/32                      767,157              766,154
------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost
$169,904,758)                                                                             167,850,579
------------------------------------------------------------------------------------------------------
United States Government & Agency Issues  17.6%
FHLMC Adjustable Rate Guaranteed Mortgage Participation
Certificates, Series T-59, Class 2A1, 4.109%, Due 10/25/43             4,717,486            4,809,842
FHLMC Adjustable Rate Participation Certificates:
      Pool #789272, 5.661%, Due 4/01/32                                1,283,830            1,336,864
      Pool #865496, 5.509%, Due 5/01/26                                  687,514              709,012
FHLMC Guaranteed Mortgage Participation Certificates, 9.50%, Due
2/25/42                                                                2,029,285            2,238,554
FHLMC Notes, 4.375%, Due 7/30/09                                       4,300,000            4,303,148
FHLMC Participation Certificates:
       7.50%, Due 12/01/11                                             2,177,590            2,297,135
       8.50%, Due 9/01/17                                              1,007,850            1,110,130
       9.00%, Due 5/01/06 thru 6/15/28                                 4,175,785            4,645,622
       9.50%, Due 3/01/11 thru 12/01/22                                1,900,961            2,131,158
     10.25%, Due 7/01/09                                                  67,885               73,284
     10.50%, Due 1/01/16 thru 7/01/19                                  1,259,605            1,435,273
     10.75%, Due 9/01/09 thru 11/01/10                                    45,392               49,506
     11.25%, Due 11/01/09                                                 42,854               47,596
FNMA Adjustable Rate Guaranteed Mortgage Pass-Thru Certificates,
Pool #545460, 5.818%, Due 11/01/31                                     1,139,635            1,180,761
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Pass-Thru Trust, Series 2003-W10, Class 3A2A, 2.196%,
Due 7/25/37                                                            2,982,581            2,952,475
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Trust Participation Certificates:
      Series 2003-W6, Class 6A, 4.2279%, Due 8/25/42                   6,313,074            6,450,680
      Series 2003-W11, Class A1, 6.8366%, Due 6/25/33                  2,616,754            2,712,122
FNMA Grantor Trust Pass-Thru Certificates, 9.50%, Due 5/25/42          3,682,311            4,068,378
FNMA Guaranteed Mortgage Pass-Thru Certificates:
         6.00%, Due 3/01/33                                            4,608,806            4,761,367
         6.50%, Due 8/01/31                                            3,664,375            3,866,358
         8.00%, Due 3/01/13 thru 9/01/23                               6,357,834            6,830,046
         8.50%, Due 11/01/12 thru 2/01/23                              2,620,997            2,845,312
         9.00%, Due 11/01/24                                             592,177              666,589
         9.50%, Due 2/15/11                                            1,021,671            1,123,958
       11.00%, Due 10/15/20                                            3,715,679            4,206,574
       12.00%, Due 3/01/17                                               604,332              698,318
FNMA Guaranteed Real Estate Mortgage Investment Conduit Interest
Only Adjustable Rate Pass-Thru Certificates, Series 1995-G2,
Class IO, 10.0%, Due 5/25/20 (d)                                       1,244,785              266,419
FNMA Guaranteed Real Estate Mortgage Investment Conduit
Pass-Thru Certificates:
         9.40%, Due 10/25/19                                             908,590              987,218
       10.00%, Due 6/25/19                                             1,156,208            1,276,540
FNMA Guaranteed Real Estate Mortgage Investment Conduit Trust
Pass-Thru Certificates, 4.75%, Due 12/25/42                            4,500,000            4,499,384
FNMA Notes:
       3.00%, Due 11/09/06                                             5,000,000            4,966,595
       3.125%, Due 12/15/07 (e)                                        3,750,000            3,697,316
       3.50%, Due 1/28/08                                                645,000              641,872
FNMA Stripped Mortgage-Backed Interest Only Securities, Series
1993-M1, Class N, 0.84%, Due 4/25/20 (d)                                 803,231                  251
FNMA Stripped Mortgage-Backed Securities, Series 107, Class 1,
Principal Only, Zero %, Due 10/25/06                                      31,405               31,141
Federal Home Loan Bank Bonds, 3.375%, Due 10/05/07                     1,335,000            1,327,021
GNMA Guaranteed Pass-Thru Certificates,:
        7.50%, Due 12/15/07 thru 2/15/13                               4,285,265            4,519,953
        8.00%, Due 12/15/08                                              153,766              159,451
        8.50%, Due 5/15/10                                               134,212              138,884
        9.00%, Due 11/15/24                                              211,246              237,236
      10.00%, Due 2/20/18                                                 39,499               44,551
      12.50%, Due 4/15/19                                              4,115,608            4,841,960
USGI Federal Housing Authority Variable Rate Insured Project
Loan, Pool Banco 85, 7.44%, Due 11/24/19                                 187,504              187,680
------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $92,792,158)                          95,373,534
------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 1.9%
CSUCI Financing Authority Revenue - Rent, Housing, and Town
Center Project, 3.79%, Due 8/01/44 (Mandatory Put at $100 on
8/01/07)                                                               2,765,000            2,744,263
California Statewide Communities Development Authority
Certificates of Participation - Eskaton Properties, Inc.
Project, 6.0%, Due 5/15/29                                             5,200,000            5,200,000
San Manuel Entertainment Authority Floating Rate Notes, Series
2004-B, 3.71%, Due 12/01/10                                            1,700,000            1,700,000
Santa Cruz County, Arizona Industrial Development Authority
Industrial Development Revenue - Citizens Utility Company
Project, 4.75%, Due 8/01/20 (Putable at $100 on 8/01/07)                 750,000              729,375
------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $10,415,531)                                     10,373,638
------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 11.0%
Collateral Received For Securities Lending 2.8%
Navigator Prime Portfolio                                             15,026,115           15,026,115

Corporate Bonds 5.8%
ABN AMRO Bank NV Subordinated Notes, 7.25%, Due 5/31/05                $ 565,000              572,920
Bergen Brunswig Corporation Senior Notes, 7.25%, Due 6/01/05           2,500,000            2,543,750
Burlington Northern Santa Fe Corporation Notes, 6.375%, Due
12/15/05                                                               2,985,000            3,063,744
D.R. Horton, Inc. Senior Notes, 10.50%, Due 4/01/05                      600,000              607,225
Dominion Resources, Inc. Senior Notes, Series B, 7.625%, Due
7/15/05                                                                5,285,000            5,392,444
Harrahs Operating, Inc. Guaranteed Senior Subordinated Notes,
7.875%, Due 12/15/05                                                   2,750,000            2,853,125
Kansas Gas and Electric Company First Mortgage Notes, 6.50%, Due
8/01/05                                                                2,485,000            2,537,006
Midland Funding Corporation II Lease Obligation Bonds, Series A,
11.75%, Due 7/23/05                                                    2,409,052            2,487,042
Nabisco, Inc. Notes, 6.85%, Due 6/15/05                                3,800,000            3,850,772
NiSource Finance Corporation Notes, 7.625%, Due 11/15/05               2,390,000            2,467,821
Northern Trust Company Medium-Term Bank Notes, Tranche #47,
7.50%, Due 2/11/05                                                     3,000,000            3,003,228
Park Place Entertainment Corporation Senior Subordinated Notes,
7.875%, Due 12/15/05                                                   2,000,000            2,072,500
                                                                                ----------------------
Total Corporate Bonds                                                                      31,451,577

Non-Agency Mortgage & Asset-Backed Securities 0.2%
Residential Asset Mortgage Products, Inc. Interest Only
Asset-Backed Pass-Thru Certificates:
      Series 2002-RS5, Class A-I-IO, 4.0%, Due 2/25/05                12,113,062                3,876
      Series 2002-RS6, Class A-I-IO, 2.00%, Due 4/25/05               29,756,915               92,842
      Series 2002-RS7, Class A-IO, 2.00%, Due 5/25/05                 27,162,162              123,045
      Series 2002-RZ4, Class A-IO, 5.75%, Due 4/25/05                 10,329,160              138,798
      Series 2003-RZ2, Class A-IO, 5.75%, Due 9/25/05                 11,023,622              330,709
Structured Asset Investment Loan Trust, Interest Only Mortgage
Pass-Thru Certificates, Series 2003-BC1, Class A, 6.00%, Due
2/25/05                                                                9,090,873               33,381
Structured Asset Securities Corporation Variable Rate Interest
Only Mortgage Pass-Thru Certificates, Series 2004-4XS, Class
A-IO, 3.9134%, Due 1/25/06                                            11,709,299              408,842
                                                                                ----------------------
Total Non-Agency Mortgage & Asset-Backed Securities                                         1,131,493

Repurchase Agreements 2.2%
ABN AMRO Inc. (Dated 01/31/05), 2.47%, Due 2/01/05 (Repurchase
proceeds $8,800,604); Collateralized by: United States
Government & Agency Issues                                             8,800,000            8,800,000
State Street Bank (Dated 01/31/05), 0.85%, Due 2/01/05
(Repurchase proceeds $3,051,572); Collateralized by: United
States Government & Agency Issues                                      3,051,500            3,051,500
                                                                                ----------------------
Total Repurchase Agreements                                                                11,851,500

United States Government & Agency Issues 0.0%
GNMA Guaranteed Pass-Thru Certificates, 9.75%, Due 9/15/05 thru
11/15/05                                                                  79,453               80,937
United States Treasury Bills, 2.16%, Due 3/03/05 (c)                     100,000               99,822
                                                                                ----------------------
Total United States Government & Agency Issues                                                180,759
------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $59,250,111)                                            59,641,444
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $552,467,926) 102.2%                                554,827,464
Other Assets and Liabilities, Net (2.2%)                                                  (11,704,166)
------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                    $    543,123,298
======================================================================================================

FUTURES
------------------------------------------------------------------------------------------------------
                                                                                  Unrealized
                                                             Underlying Face     Appreciation/
                                        Expiration Date      Amount at Value    (Depreciation)
------------------------------------------------------------------------------------------------------
Purchased:
28    Five-Year U.S. Treasury Note            03/05            $  3,059,000     $  (11,494)

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security is pledged as collateral to cover margin requirements on open futures contracts.
(d) Illiquid security.
(e) All or a portion of security is on loan.

Percentages are stated as a percent of net assets.

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Short-Term Bond Fund, Inc., on behalf of the Strong Short-Term Bond Fund


By:      /s/ Dana J. Russart
         ------------------------------
         Dana J. Russart, Principal Executive Officer

Date:    March 30, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    March 30, 2005